UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2007

Check here if Amendment [    ]; Amendment Number:
                                                  ----------
         This Amendment (Check only one.):  [   ] is a restatement.
                                            [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Roark, Rearden & Hamot Capital Management, LLC*
Address: 420 Boylston Street
         Boston, MA 02116

Form 13F File Number:  28-11722

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Seth W. Hamot
Title:   Managing member
Phone:   (617) 595-4400

Signature, Place, and Date of Signing:

/s/ Seth W. Hamot      Boston, MA            February 14, 2008
------------------     -----------------     --------------------

* Roark, Rearden & Hamot Capital Management, LLC is the management company to Costa Brava Partnership III L.P. Seth W. Hamot is the managing member of Roark, Rearden & Hamot Capital Management, LLC.

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                                               Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          3

Form 13F Information Table Entry Total:     22

Form 13F Information Table Value Total:     $132,630
                                            (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

         No.       Form 13F File Number      Name

         1         28-11734                  Costa Brava Partnership III L.P.
         2         28-11736                  Roark, Rearden & Hamot, LLC
         3         28-11733                  Seth W. Hamot

                                                 Costa Brava Partnership III L.P.
                                           Form 13F Information Table as of 12/31/2007
                                                               Market
                              Title                    PRN    Value Long   Invesment    Other      Voting Authority      13F
Description                   of Class  Cusip        Amount     x1000      Discretion  Managers   Sole  Shares  None   Security

ALESCO FINL INC               COM       014485106    575,000    1,886          X                                        Yes   Long
BALDWIN TECHNOLOGY INC        CL A      058264102    610,260    2,880          X                                        Yes   Long
BASSETT FURNITURE INDS INC    COM       070203104    138,355    1,292          X                                        Yes   Long
BRADLEY PHARMACEUTICALS INC   COM       104576103  1,627,700   32,066          X                                        Yes   Long
BROOKLINE BANCORP INC DEL     COM       11373M107    360,000    3,658          X                                        Yes   Long
CCA INDS INC                  COM       124867102    574,300    5,553          X                                        Yes   Long
DG FASTCHANNEL INC            COM       23326R109    868,233   22,261          X                                        Yes   Long
HI-TECH PHARMACAL INC         COM       42840B101    175,100    1,700          X                                        Yes   Long
I-MANY INC                    COM       44973Q103    774,016    2,399          X                                        Yes   Long
IMPAC MTG HLDGS INC           COM       45254P102    329,900      185          X                                        Yes   Long
INNOVATIVE SOLUTIONS & SUPPO  COM       45769N105    421,144    4,081          X                                        Yes   Long
KELLWOOD CO                   COM       488044108      5,000       83          X                                        Yes   Long
MITCHAM INDS INC              COM       606501104    210,764    4,333          X                                        Yes   Long
MOTORCAR PTS  AMER INC        COM       620071100    968,958   10,620          X                                        Yes   Long
OCWEN FINL CORP               COM NEW   675746309  1,597,000    8,847          X                                        Yes   Long
ORANGE 21 INC                 COM       685317109    745,595    3,728          X                                        Yes   Long
SALIX PHARMACEUTICALS INC     COM       795435106    600,100    4,729          X                                        Yes   Long
STAKTEK HLDS INC              COM       85256P106    637,920    1,250          X                                        Yes   Long
TECHTEAM GLOBAL INC           COM       878311109  1,216,874   15,333          X                                        Yes   Long
TRIDENT MICROSYSTEMS INC      COM       895919108     15,000       98          X                                        Yes   Long
TRIMERIS INC                  COM       896263100    452,500    3,158          X                                        Yes   Long
UNIFI INC                     COM       904677101  1,029,100    2,490          X                                        Yes   Long